NOTES PAYABLE (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)
Notes payable
Outstanding	$ 5,166,000,000	$ 4,176,000,000
Revolving credit facility
Notes payable
Cost to maintain	17,000,000	21,000,000	$ 11,000,000
Notes payable
Notes payable
Denominated value	1,989,000,000	656,000,000		$ 2,341,000,000		$ 1,709,000,000
Revolving and demand credit facility
Notes payable
Total Facilities	12,400,000,000	12,400,000,000
TCPL | Revolving credit facility | Maturing December 2026
Notes payable
Total Facilities	3,000,000,000.0	3,000,000,000.0
Unused Capacity	1,000,000,000.0
TCPL | Notes payable
Notes payable
Outstanding	$ 4,953,000,000	$ 2,836,000,000
Weighted average interest rate per annum	0.40%	0.40%		0.40%	0.40%	0.40%	0.40%
USA | Notes payable
Notes payable
Outstanding	$ 68,000,000	$ 1,149,000,000		$ 54,000,000		$ 900,000,000
Weighted average interest rate per annum	0.30%	0.40%		0.30%	0.30%	0.40%	0.40%
Mexico subsidiary | Revolving credit facility
Notes payable
Total Facilities					$ 5,000,000,000.0		$ 5,000,000,000.0
Unused Capacity					$ 2,600,000,000
Mexico subsidiary | Notes payable
Notes payable
Outstanding	$ 145,000,000	$ 191,000,000		$ 115,000,000		$ 150,000,000
Weighted average interest rate per annum	1.70%	1.70%		1.70%	1.70%	1.70%	1.70%
TCPL / TCPL USA / Columbia / TransCanada American Investments Ltd. | Revolving credit facility | Maturing December 2022
Notes payable
Total Facilities				$ 4,500,000,000		$ 4,500,000,000
Unused Capacity				2,100,000,000
TCPL / TCPL USA / Columbia / TransCanada American Investments Ltd. | Revolving credit facility | Maturing December 2024
Notes payable
Total Facilities				1,000,000,000.0		$ 1,000,000,000.0
Unused Capacity				$ 1,000,000,000.0
TCPL / TCPL USA | Revolving credit facility
Notes payable
Total Facilities	$ 2,100,000,000	$ 2,100,000,000
Unused Capacity	$ 1,000,000,000.0